Financial Instruments - Summary of Quantitative Data About Exposure to Currency Risk (Details) - Currency risk - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Financial Instruments Measured At Fair Value [Line Items]
Risk exposure associated with instruments sharing characteristic	$ 13,676	$ 17,576
Accounts payable and accrued liabilities
Financial Instruments Measured At Fair Value [Line Items]
Risk exposure associated with instruments sharing characteristic	944	110
Credit Facility
Financial Instruments Measured At Fair Value [Line Items]
Risk exposure associated with instruments sharing characteristic	14,000	18,550
Cash
Financial Instruments Measured At Fair Value [Line Items]
Risk exposure associated with instruments sharing characteristic	891	1,004
Accounts receivable and other receivables
Financial Instruments Measured At Fair Value [Line Items]
Risk exposure associated with instruments sharing characteristic	$ 377	$ 80